Discontinued Operations - Discontinued operations balance sheet components (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land	$ 84,383	$ 83,721
Buildings and improvements	147,019	144,543
Projects under construction	1,056	6,683
Accounts receivable, net	546	564
Unrealized rents	554	53
Deferred costs	890	773
Other assets	479	455
Assets of discontinued operations	0	3,224
Secured notes payable, less current portion	88,925	88,789
Accounts payable and accrued liabilities	2,431	3,545
Deferred revenue	790	27
Tenant security deposits	328	53
Liabilities of discontinued operations	$ 0	288
Discontinued Operations, Disposed of by Sale [Member]
Land		546	$ 40,465
Buildings and improvements		3,315	186,657
Projects under construction		0	6,617
Total investments in properties		3,861	233,739
Less accumulated depreciation and depletion		2,374	68,049
Net investments in properties		1,487	165,690
Accounts receivable, net		910	405
Unrealized rents		473	4,088
Deferred costs		354	6,509
Other assets		0	2
Assets of discontinued operations		3,224	176,694
Secured notes payable, current portion		0	23,825
Secured notes payable, less current portion		0	4,338
Accounts payable and accrued liabilities		205	2,289
Deferred revenue		45	967
Tenant security deposits		38	861
Liabilities of discontinued operations		$ 288	$ 32,280